OTHER RECEIVABLES	9 Months Ended
Sep. 30, 2022
Other Receivables
OTHER RECEIVABLES

5.	OTHER RECEIVABLES

A summary of the receivables and other current assets as at September 30, 2022 and December 31, 2021 is detailed in the table below:

	September 30, 2022	December 31, 2021

HST paid on purchases	529,656	84,563
VAT paid on purchases	246,777	55,067
Other receivables	1,714	-
	778,147	139,630